Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of estimated fair value measurements of assets and liabilities
The following table summarizes the estimated fair values of our commodity derivative assets and liabilities reported in our consolidated balance sheet at the dates indicated:

	March 31, 2018		March 31, 2017
	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
	(in thousands)
Level 1 measurements	$5,093	$(20,186)	$2,590	$(21,113)
Level 2 measurements	48,752	(54,410)	38,729	(27,799)
	53,845	(74,596)	41,319	(48,912)

Netting of counterparty contracts (1)	(2,922)	2,922	(1,508)	1,508
Net cash collateral (held) provided	(1,762)	17,263	(1,035)	19,604
Commodity derivatives	$49,161	$(54,411)	$38,776	$(27,800)

(1)	Relates to commodity derivative assets and liabilities that are expected to be net settled on an exchange or through a netting arrangement with the counterparty.

Schedule of location of commodity derivative assets and liabilities reported in the consolidated balance sheets
The following table summarizes the accounts that include our commodity derivative assets and liabilities in our consolidated balance sheets at the dates indicated:

	March 31,
	2018	2017
	(in thousands)
Prepaid expenses and other current assets	$49,161	$38,711
Other noncurrent assets	—	65
Accrued expenses and other payables	(51,039)	(27,622)
Other noncurrent liabilities	(3,372)	(178)
Net commodity derivative (liability) asset	$(5,250)	$10,976

Schedule of open commodity derivative contract positions
The following table summarizes our open commodity derivative contract positions at the dates indicated. We do not account for these derivatives as hedges.

Contracts	Settlement Period	Net Long (Short) Notional Units (in barrels)	Fair Value of Net Assets (Liabilities)
		(in thousands)
At March 31, 2018:
Cross-commodity (1)	April 2018–March 2019	155	$(430)
Crude oil fixed-price (2)	April 2018–December 2019	(1,376)	(8,960)
Crude oil index (2)	April 2018–April 2018	(10)	(6)
Propane fixed-price (2)	April 2018–February 2019	14	1,849
Refined products fixed-price (2)	April 2018–January 2020	(5,419)	(17,081)
Refined products index (2)	April 2018–April 2018	(4)	(17)
Other	April 2018–March 2022		3,894
			(20,751)
Net cash collateral provided			15,501
Net commodity derivative liability			$(5,250)

At March 31, 2017:
Crude oil fixed-price (2)	April 2017–May 2017	(800)	$(55)
Propane fixed-price (2)	October 2018–December 2018	220	1,082
Refined products fixed-price (2)	April 2017–January 2019	(4,682)	(7,729)
Refined products index (2)	April 2017–December 2017	(18)	(103)
Other	April 2017–March 2022		(788)
			(7,593)
Net cash collateral provided			18,569
Net commodity derivative asset			$10,976

(1)
We may purchase or sell a physical commodity where the underlying contract pricing mechanisms are tied to different commodity price indices. These contracts are derivatives we have entered into as an economic hedge against the risk of one commodity price moving relative to another commodity price.

(2)
We may have fixed price physical purchases, including inventory, offset by floating price physical sales or floating price physical purchases offset by fixed price physical sales. These contracts are derivatives we have entered into as an economic hedge against the risk of mismatches between fixed and floating price physical obligations.

Amounts in the table above do not include commodity derivative contract positions related to the Retail Propane segment, as these amounts have been classified as assets held for sale within our consolidated balance sheets (see Note 17).

Schedule of net (losses) gains from commodity derivatives
The following table summarizes the net (losses) gains recorded from our commodity derivatives to cost of sales in our consolidated statements of operations for the periods indicated (in thousands):

Year Ended March 31,
2018	$(116,604)
2017	$(55,978)
2016	$102,442

Amounts in the table above do not include net (losses) gains from our commodity derivatives related to the Retail Propane segment, as these amounts have been classified within discontinued operations within our consolidated statements of operations (see Note 17).

Schedule of fair value estimates of fixed-rate notes
The following table provides fair values estimates of our fixed-rate notes at March 31, 2018 (in thousands):

Senior Unsecured Notes:
2019 Notes	$353,208
2021 Notes	$366,819
2023 Notes	$618,072
2025 Notes	$370,651